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                          JP MORGAN FIXED INCOME FUNDS
                        J.P. MORGAN ENHANCED INCOME FUND
                              INSTITUTIONAL SHARES

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 7, 2001

    A separate Prospectus has been created for this fund. The fund will no longer be offered through this Prospectus.

                                                                    SUP-FII-1101